CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Net earned premiums		$ 2,889.7	$ 2,614.5	$ 2,688.7
Net investment income (1)	[1]	318.0	275.7	188.1
Gain (loss) on investments	[2]	52.6	75.9	5.0
Other income		0.0	0.0	8.2
Total revenues		3,260.3	2,966.1	2,890.0
Expenses
Losses and loss adjustment expenses		1,717.8	1,553.0	1,680.0
Acquisition costs		420.2	380.2	431.8
General, administrative and corporate expenses (3)	[3]	533.1	503.6	494.2
Interest expense		62.1	55.2	43.7
Change in fair value of derivatives		21.1	(26.1)	80.5
Realized and unrealized investment losses		102.1	61.4	182.6
Net realized and unrealized foreign exchange (gains)/losses		60.2	(36.2)	15.9
Other expenses		0.0	0.0	20.1
Total expenses		2,796.2	2,563.5	2,917.0
Income (loss) from operations before income taxes		464.1	402.6	(27.0)
Income tax benefit		22.0	132.1	78.1
Net Income (Loss) Attributable to Parent, Total		486.1	534.7	51.1
Debt Securities, Available-for-Sale [Abstract]
Reclassification adjustment for net realized losses on investments included in net income		59.4	40.2	55.5
Change in net unrealized (losses)/gains on available for sale securities held		(25.3)	86.0	(447.2)
Net change from current period hedged transactions		(6.5)	(14.0)	15.4
Change in foreign currency translation adjustment		(14.1)	14.4	(30.9)
Other comprehensive (loss)/income, before income taxes		13.5	126.6	(407.2)
Income tax (expense)/benefit thereon:
Reclassification adjustment for net realized losses on investments included in net income		(11.5)	(6.6)	0.0
Change in net unrealized losses/(gains) on available for sale securities held		6.8	(14.0)	23.9
Total income tax (expense)/benefit allocated to other comprehensive income/(loss)		(3.3)	(20.6)	23.9
Other comprehensive income/(loss), net of tax		10.2	106.0	(383.3)
Net change from current period hedged transactions		1.4	0.0	0.0
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders		496.3	640.7	(332.2)
Net income
Net income		486.1	534.7	51.1
Preference share dividends		54.9	49.9	44.6
Net income available to Aspen Insurance Holdings Limited’s ordinary shareholders		$ 431.2	$ 484.8	$ 6.5
Basic earning per ordinary share (in usd per share)	[4]	$ 4.75	$ 5.34	$ 0.07
Diluted earnings per ordinary share (in usd per share)	[4]	$ 4.75	$ 5.34	$ 0.07

[1]	Net investment income includes related party net investment income of $15.2 million (2023 — $19.6 million, 2022 — $3.1 million) and related party investment management fees of $9.2 million (2023 — $9.4 million, 2022 — $4.9 million).
[2]	Realized and unrealized investments gains includes gains of $2.5 million on related party investments (2023 — gains of $8.7 million, 2022 — loss of $0.4 million).
[3]	General, administrative and corporate expenses includes related party management consulting fees of $5.0 million (2023 — $5.0 million; 2022 — $5.0 million).
[4]	The results of the March 30, 2025 Ordinary Shares Exchange have been applied retroactively for all periods.